Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Reconciliation of net income to net income available to common shareholders	The following tables show the Company’s net income per common share for the years indicated.

	Year Ended December 31,
	2022			2021
(Dollars in thousands, except EPS)	Income	Shares	EPS	Income	Shares	EPS
Basic EPS	$10,228	3,252,884	$3.14	$12,774	3,252,884	$3.93